INCOME TAXES - Components Of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (101,211)	$ (156,119)	$ (59,408)
Foreign	0	0	0
Income (loss) before income taxes	$ (101,211)	$ (156,119)	$ (59,408)